Share Capital - Additional Information (Detail)																				1 Months Ended	12 Months Ended
	Dec. 18, 2018 $ / shares	Dec. 18, 2018 $ / shares	Aug. 10, 2018 USD ($) $ / shares shares	Jun. 19, 2018 shares	May 10, 2018 USD ($) $ / shares	May 10, 2018 USD ($) shares	Apr. 10, 2018 USD ($) $ / shares	Apr. 10, 2018 USD ($) shares	Dec. 05, 2017 USD ($) $ / shares	Dec. 05, 2017 USD ($) shares	Aug. 24, 2017 $ / shares	Aug. 24, 2017 USD ($)	Jul. 21, 2017 USD ($) $ / shares	Jul. 21, 2017 USD ($) shares	Jun. 29, 2017 USD ($) $ / shares	Jun. 29, 2017 USD ($) shares	Mar. 16, 2017 USD ($) $ / shares	Mar. 16, 2017 USD ($) shares	Nov. 23, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 $ / shares	Oct. 31, 2017 $ / shares shares	Aug. 24, 2017 USD ($) shares	Dec. 31, 2016 CAD ($)	Nov. 23, 2015 $ / shares shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares																								$ 0		$ 0
Number of common shares issued | shares																							21,675,849		12,686,723
Number of shares outstanding | shares				419,888,250																			21,675,849		12,686,723
Number of shares outstanding, adjusted | shares				13,996,275
Reverse stock split ratio				0.0333
Effective date of reverse stock split				Jun. 20, 2018
Cash commission																					$ 785,128	$ 598,804
Amount allocated to common shares																						$ 17,392,158
Warrant exercised | shares																							6,500		1,755,141
Market value of common shares																												$ 1,887,411
Common stock market value per share | $ / shares											$ 4.20
Gain (loss) on extinguishment of warrant liability												$ 709,782
Number of common shares available for issue under stock option plan | shares																					1,241,803	677,063
Percentage of common shares reserved for issuance																					10.00%
Weighted average exercise price of options outstanding																							$ 17.32		$ 21.30				$ 33.00
Weighted average exercise price of options exercisable																							$ 18.84
Exercise price share options issued | (per share)	$ 2.09	$ 1.55
Conversion rate per dollar	1.3461	1.3461
Over Allotment Option 1 [member]
Disclosure of classes of share capital [line items]
Warrant exercised | shares																									1,755,141
Proceeds from warrant exercised																						$ 9,438,577
Amount reclassed from warrant liability to common stock																						$ 7,953,581
Private Placement [member]
Disclosure of classes of share capital [line items]
Number of common shares issued | shares																											446,197
Subscription price of common share | $ / shares																											$ 7.50
Gross proceeds from issuance of common shares																				$ 2,677,326
Bloom Burton Securities Inc [member]
Disclosure of classes of share capital [line items]
Sale of offering units | shares			7,679,574					1,126,664		1,533,333				370,567		1,612,955		715,573
Offering price per share | (per share)			$ 2.50		$ 9.00		$ 9.00		$ 15.00				$ 4.50		$ 4.50		$ 10.50
Gross proceeds from offerings			$ 19,198,935					$ 8,035,941		$ 18,137,800				$ 1,328,871		$ 5,576,357		$ 5,642,537
Cash commission			1,343,925			$ 76,988		562,516		1,246,185				93,021		382,689		394,316
Net proceeds from offering			$ 17,464,711					7,211,320		16,555,875				1,200,788		4,838,002		5,039,817
Exercise price per share | (per share)			$ 3.20		$ 10.50		$ 10.50		$ 18.00				$ 6.00		$ 6.00
Fair value of warrants			$ 6,297,251		$ 658,387	658,387	$ 4,553,700	4,553,700	$ 5,223,686	5,223,686			$ 575,844	575,844	$ 2,788,274	2,788,274	$ 1,297,810	1,297,810
Amount allocated to common shares			$ 12,901,684			$ 531,469		$ 3,482,241		$ 12,914,114				$ 753,027		$ 2,788,083		$ 4,344,727
Warrants expiration period			Aug. 10, 2023			Apr. 10, 2023		Apr. 10, 2023		Dec. 05, 2022				Jun. 29, 2022		Jun. 29, 2022
Sale of offering additional units | shares						168,888
Gross proceeds from additional offerings						$ 1,189,856
Net proceeds from additional offering						$ 1,100,238
Bloom Burton Securities Inc [member] | Exercise Prices Range One [member]
Disclosure of classes of share capital [line items]
Exercise price per share | $ / shares																	$ 12.00
Warrants expiration period																		Mar. 16, 2019
Bloom Burton Securities Inc [member] | Exercise Prices Range Two [member]
Disclosure of classes of share capital [line items]
Exercise price per share | $ / shares																	15.00
Warrants expiration period																		Mar. 16, 2021
Bloom Burton Securities Inc [member] | Over Allotment Option 1 [member]
Disclosure of classes of share capital [line items]
Warrants expiration period			Aug. 10, 2020			Apr. 10, 2020		Apr. 10, 2020		Dec. 05, 2019				Jun. 29, 2019		Jun. 29, 2019		Mar. 16, 2019
Warrants to purchase of common stock | shares			537,570			10,928		78,867		105,350				25,940		109,533		50,005
Common stock price per share | (per share)			$ 2.50		$ 9.00		$ 9.00		$ 15.00				$ 4.50		$ 4.50		$ 10.50
Longtai Medical Inc [member] | Sales marketing and distribution agreement [member]
Disclosure of classes of share capital [line items]
Deposit towards distributorship agreement																			$ 2,000,000
Longtai Medical Inc [member] | Private Placement [member]
Disclosure of classes of share capital [line items]
Number of common shares issued | shares																														143,009
Subscription price of common share | $ / shares																														$ 36.90
Gross proceeds from issuance of common shares																			$ 4,000,000
Longtai Medical Inc [member] | Subscription Agreement [member]
Disclosure of classes of share capital [line items]
Number of common shares issued | shares																												563,067
Exercise price per share | $ / shares											6.00
Equity conversion deposit																												$ 2,000,000
Share price per share | $ / shares											$ 4.50
Description of share conversion																					Each Unit consists of one Common Share and one Common Share purchase warrant, with each warrant exercisable for one Common Share at an exercise price of CDN $6.00 per warrant and will expire August 24, 2022. The warrants were valued at $822,372 based on the value determined by the Black-Scholes model.